Employee benefits - Pension and other post-employment benefits - Summary of Composition of Remeasurements Recorded in OCI (Detail) - Remeasurements of Employee Benefit Plans to OCI [member] - CAD ($)
$ in Millions
	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Defined benefit pension plans [member]
Actuarial (gains) losses:
Changes in financial assumptions	$ 1,047	$ 607
Return on plan assets (excluding interest based on discount rate)	(507)	(144)
Total remeasurements of employee benefit plans	540	463
Other post employment benefit [member]
Actuarial (gains) losses:
Changes in financial assumptions	96	57
Experience adjustments		(1)
Total remeasurements of employee benefit plans	$ 96	$ 56